Financial Information (Schedule of Accounting Changes) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncement or Change in
Other Assets	$ 1,406,711	$ 1,436,291
Term borrowings (Note 10)	$ 1,040,656	1,312,677
Accounting Standards Update 201503 [Member]
New Accounting Pronouncement or Change in
Other Assets		(2,499)
Term borrowings (Note 10)		$ (2,499)